Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
- Current	$ 4,434	$ 5,092	$ 4,851
- Deferred	(393)	(1,260)	763
Total taxation charge	$ 4,041	$ 3,832	$ 5,614